Segment information	12 Months Ended
Dec. 31, 2023
Operating segments [Abstract]
Segment information	Segment information and Disaggregated Revenue Disclosures
The Company has one operating segment, which is the design and marketing of semiconductor components for cellular wireless systems. All information required to be disclosed under IFRS 8 Operating Segments is shown in the Consolidated Financial Statements and these associated Notes.
Sales to external customers disclosed below are based on the geographical location of the customers to which the Company invoices. The following table sets forth the Company’s total revenue by region for the periods indicated.

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Asia :
China (including Hong-Kong)	$3,509	$24,018	$21,702
Taiwan	14,668	1,066	29
Korea	1,090	8	30
Rest of Asia	898	2,202	62
Total Asia	20,165	27,294	21,823
Germany	4,990	15,525	1,001
United States of America	22,565	16,749	8,666
Rest of world	3,159	983	2,126
Total revenue	$50,879	$60,551	$33,616
Of our total revenue, 96.2% is attributable to international sales for the year ended December 31, 2023 (99.8% for 2022 and 99.6% for 2021).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Broadband IoT	$23,699	$36,181	$21,842
Massive IoT	27,180	24,370	11,774
Total revenue	$50,879	$60,551	$33,616
Additionally, the Company categorize its total revenue based on product, license and services revenue.

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Product	$30,410	$22,974	$8,060
License	17,073	31,005	22,997
Development and other services	3,396	6,572	2,559
Total revenue	$50,879	$60,551	$33,616
License revenue includes, in particular, license fees from agreements signed with strategic partners. See Note 19 to these Consolidated Financial Statements.
The substantial majority of the Company’s non-current assets are held by the parent company, Sequans Communications S.A. and located in France. See Note 20.3 to these Consolidated Financial Statements for information about major customers.